CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capitalised software enhancements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Remaining amortisation period of intangible assets material to entity		4 years 8 months 12 days	4 years 10 months 24 days
1 Year decrease in estimated useful life | Capitalised software enhancements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Charge for the year	£ 200
The Group
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Retirement benefit assets		£ 4,531	£ 1,714
Net defined benefit liability		£ 230	£ 245
Weighted average duration of defined benefit obligation		17 years	19 years
Decrease in deferred tax asset		£ (942)
Other provisions		1,933	£ 1,722
Financial assets, at fair value		35,095	37,275
Financial liabilities, at fair value		11,180	15,059
Intangible assets other than goodwill		4,144	4,112
The Group | Legal proceedings contingent liability
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Increase in current tax liability		730
Decrease in deferred tax asset		330
The Group | Accumulated amortisation
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Intangible assets other than goodwill		6,643	6,149	£ 5,551
Charge for the year		954	653
The Group | Capitalised software enhancements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Intangible assets other than goodwill		3,383	3,281
The Group | Capitalised software enhancements | Accumulated amortisation
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Intangible assets other than goodwill		2,998	2,574	2,046
Charge for the year		884	583
The Group | Regulatory and legal provisions
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Other provisions		1,054	520
The Group | Actuarial assumption of discount rates | Decrease of 0.1 per cent
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Decrease in defined benefit obligation due to reasonably possible increase in actuarial assumption		(795)	(890)
The Group | Actuarial assumption of expected life expectancy of members | Increase of one year
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Decrease in defined benefit obligation due to reasonably possible increase in actuarial assumption		(1,934)	(2,146)
The Group | Defined benefit pension schemes
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Net defined benefit liability (asset)		4,404	1,578
Retirement benefit assets		4,531	1,714
Net defined benefit liability		127	136
The Bank
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Retirement benefit assets		2,420	765
Net defined benefit liability		£ 101	£ 106
Weighted average duration of defined benefit obligation		16 years	17 years
Other provisions		£ 771	£ 968
Financial assets, at fair value		36,956	38,966
Financial liabilities, at fair value		15,923	18,979
The Bank | Capitalised software enhancements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Intangible assets other than goodwill		3,096	2,960
The Bank | Capitalised software enhancements | Accumulated amortisation
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Intangible assets other than goodwill		2,600	2,171	£ 1,662
Charge for the year		750	515
The Bank | Regulatory and legal provisions
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Other provisions		146	140
The Bank | Actuarial assumption of discount rates | Decrease of 0.1 per cent
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Decrease in defined benefit obligation due to reasonably possible increase in actuarial assumption		(492)	(548)
The Bank | Actuarial assumption of expected life expectancy of members | Increase of one year
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Decrease in defined benefit obligation due to reasonably possible increase in actuarial assumption		(1,253)	(1,370)
The Bank | Defined benefit pension schemes
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Net defined benefit liability (asset)		2,384	727
Retirement benefit assets		2,420	765
Net defined benefit liability		£ 36	£ 38